Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred tax assets to be recovered	¥ 24,884	¥ 22,354
Deferred tax liabilities:
Deferred tax liabilities to be settled	(2,849)	(29,714)
Net deferred tax assets/(liabilities)	22,035	(7,360)	¥ (15,199)
1 year later [member]
Deferred tax assets:
Deferred tax assets to be recovered	15,954	14,695
Deferred tax liabilities:
Deferred tax liabilities to be settled	(1,396)	(26,850)
Not later than one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	8,930	7,659
Deferred tax liabilities:
Deferred tax liabilities to be settled	¥ (1,453)	¥ (2,864)